CONTRACT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Summary Of Contract Liability
SUMMARY OF CONTRACT LIABILITY

As of December 31, 2024 and 2023, contract liability consists of:

	As of December 31,
	2024	2023
Educational revenue paid in advance	$1,731,378	$2,580,097
Advance bookings for lodges	-	170,040
	$1,731,378	$2,750,137

SCHEDULE OF RECONCILIATION OF DEFERRED REVENUE

A reconciliation of contract liability for the years ended December 31, 2024 and 2023 are as follows:

	As of December 31,
	2024	2023
Contract liability, beginning balance	$2,750,137	$6,391,993
Addition	1,265,624	2,243,992
Revenue earned	(2,284,383)	(5,885,848)
Contract liability, ending balance	$1,731,378	$2,750,137